W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

VIA EDGAR

January 14, 2021

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	Cambria ETF Trust (File Nos. 333-180879 and 811-22704) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Cambria ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A (“PEA No. 142”). The purpose of PEA No. 142 is to reflect changes to the investment objective, principal investment strategies, and principal risks of the Trust’s Cambria Sovereign Bond ETF (the “Fund”) as well as a change in the Fund’s name to the Cambria Global Tail Risk ETF.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

W. John McGuire

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001